STOCK OPTIONS (Details 8) - shares	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Number granted	600,000	6,755,000	6,800,000	605,000	3,085,000
Options [Member]
IfrsStatementLineItems [Line Items]
Number granted	100,000	50,000	200,000	300,000	500,000
Vesting terms	50% on one year anniversary of grant date, 50% on second anniversary of grant date	100% of the options vest on August 31, 2025	1/3 on each anniversary of grant date	50% on one year anniversary of grant date, 50% on second anniversary of grant date	½ on grant date, ½ on first anniversary of grant date
Options One [Member]
IfrsStatementLineItems [Line Items]
Number granted	500,000	6,705,000	200,000	100,000	1,000,000
Vesting terms	Monthly over a year	1/3 of the Options vest on each of December 31, 2024, 2025 and 2026	50% on one year anniversary of grant date, 50% on second anniversary of grant date	Fully vested on grant date	½ on grant date, ½ seven months after grant date
Options Two [Member]
IfrsStatementLineItems [Line Items]
Number granted			400,000	205,000	500,000
Vesting terms			Fully vested on grant date	Vest on one year anniversary of grant date	½ six months after grant date, ½ on first anniversary of grant date
Options Three [Member]
IfrsStatementLineItems [Line Items]
Number granted			6,000,000		450,000
Vesting terms			Vest on one year anniversary of grant date		⅓ on each anniversary of grant date
Options Four [Member]
IfrsStatementLineItems [Line Items]
Number granted					400,000
Vesting terms					½ on first anniversary of grant date, ½ of anniversary of grant date
Options Five [Member]
IfrsStatementLineItems [Line Items]
Number granted					235,000
Vesting terms					On first anniversary of grant date